Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive income (loss) Amount	Non- controlling interests Amount	Total
Balance, at Dec. 31, 2017	$ 5,426,381	$ 22,437,754	$ 5,294,402	$ (2,547,462)	$ (367,782)	$ (14,045)	$ 30,229,248
Balance, (in Shares) at Dec. 31, 2017	5,426,381	22,437,754
Issuance of initial public offering of ordinary shares on December 17, 2018 at $15.8 per share, net of underwriting discount and offering expenses	$ 761,419		9,536,631				10,298,050
Issuance of initial public offering of ordinary shares on December 17, 2018 at $15.8 per share, net of underwriting discount and offering expenses (in Shares)	761,419
Proceeds from non-controlling interest			51,727			(51,726)	1
Converted from convertible debts	$ 349,469		2,683,839				3,033,308
Converted from convertible debts (in Shares)	349,469
Unrealized loss on investments in available-for-sale securities					(1,122,251)		(1,122,251)
Exchange difference on translation of foreign operation					5,345		5,345
Beneficial conversion feature			5,436,686				5,436,686
Net income (loss)				(14,831,723)		(302,762)	(15,134,485)
Balance, at Dec. 31, 2018	$ 6,537,269	$ 22,437,754	23,003,285	(17,379,185)	(1,484,688)	(368,533)	32,745,902
Balance, (in Shares) at Dec. 31, 2018	6,537,269	22,437,754
Adjustment to opening balance of equity				(1,490,033)	1,490,033
Issuance of shares to non-controlling interest			10,672			(10,672)
Issuance of tokens						300,000	300,000
Reacquisition of convertible bonds			(1,298,490)				(1,298,490)
Disposal of a subsidiary						(75)	(75)
Share-based compensation			1,612,832				1,612,832
Exercise of warrants	$ 60,093		1,559,325				1,619,418
Exercise of warrants (in Shares)	60,093
Exchange difference on translation of foreign operation					(10,897)		(10,897)
Net income (loss)				(18,686,762)		(1,430,176)	(20,116,938)
Balance, at Dec. 31, 2019	$ 6,597,362	$ 22,437,754	24,887,624	(37,555,980)	(5,552)	(1,509,456)	14,851,752
Balance, (in Shares) at Dec. 31, 2019	6,597,362	22,437,754
Issuance of shares to non-controlling interest			25,715			(25,715)
Share-based compensation			1,478,565				1,478,565
Exercise of warrants	$ 313,513		(313,513)
Exercise of warrants (in Shares)	313,513
Issuance of Class A Ordinary Shares and warrants, net of issuance cost	$ 4,120,581		12,661,754				16,782,335
Issuance of Class A Ordinary Shares and warrants, net of issuance cost (in Shares)	4,120,581
Warrant Exchange	$ 540,540		(540,540)
Warrant Exchange (in Shares)	540,540
Exercise of options	$ 12,328		48,298				$ 60,626
Exercise of options (in Shares)	12,328						12,328
Exchange difference on translation of foreign operation					58,848		$ 58,848
Net income (loss)				7,066,854		(2,146,687)	4,920,167
Balance, at Dec. 31, 2020	$ 11,584,324	$ 22,437,754	$ 38,247,903	$ (30,489,126)	$ 53,296	$ (3,681,858)	$ 38,152,293
Balance, (in Shares) at Dec. 31, 2020	11,584,324	22,437,754